Severance, acquisition and other costs (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
Severance	$ (92)	$ (79)
Acquisition and other	(44)	(111)
Total severance, acquisition and other costs	$ (136)	$ (190)
Reduction in management workforce	4.00%